Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum contractual obligations
	Twelve month periods ending December 31,
plus inflows/ minus outflows	Total	2018	2019	2020	2021	2022	2023 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$62,751	$62,751	$-	$-	$-	$-	$-
Future, minimum, charter-in hire payments (2)	(3,486)	(3,486)	-	-	-	-	-
Office rent	(1,751)	(353)	(279)	(274)	(276)	(281)	(288)
Bareboat commitments charter hire (3)	(99,856)	(6,907)	(7,983)	(7,911)	(7,837)	(8,015)	(61,203)
Total	$(42,342)	$52,005	$(8,262)	$(8,185)	$(8,113)	$(8,296)	$(61,491)